Concentrations of Credit Risk	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
10.	Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and trade accounts receivables. Cash is maintained in financial institutions in foreign countries that do not insure the balances in the accounts. The credit risk for customer accounts is concentrated because accounts receivable consists of the balance due from one customer. However, the customer’s account typically is collected within a short period of time and, based on its assessment of current conditions, management believes there is no risk of loss. Management continuously monitors these conditions.

10.	Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and trade accounts receivables. Cash is maintained in financial institutions in foreign countries that do not insure the balances in the accounts. The credit risk for customer accounts is concentrated because accounts receivable consists of the balance due from one customer. However, the customer’s account typically is collected within a short period of time and, based on its assessment of current conditions, management believes there is no risk of loss. Management continuously monitors these conditions.